EMPLOYEE RELATED LIABILITIES (Schedule of Assets Measured at Fair Value) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in mutual funds
Total assets measured at fair value
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in mutual funds	$ 18,526	$ 18,134
Total assets measured at fair value	$ 18,526	$ 18,134
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in mutual funds
Total assets measured at fair value